Short-term investments - Summary of Short-term Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous current assets [abstract]
Bank deposits	₨ 30,633	$ 471	₨ 55,790
Other investments	285,363	4,383	468,895
Total	₨ 315,996	$ 4,854	₨ 524,685